CALVERT CONSERVATIVE ALLOCATION FUND

CALVERT MODERATE ALLOCATION FUND

CALVERT AGGRESSIVE ALLOCATION FUND

Supplement to Prospectus dated February 1, 2019

The following changes are effective June 24, 2019:

1. The following replaces “Portfolio Managers” in “Management” under “Fund Summaries” for each Fund:

Dan R. Strelow, CFA, CIPM, Vice President of CRM, has managed the Fund since December 31, 2016.

Justin H. Bourgette, CFA, Vice President of CRM, has managed the Fund since December 31, 2016.

2. The following replaces the fourth paragraph under “Management and Organization”:

The portfolio managers of each Fund are Dan R. Strelow and Justin H. Bourgette (each since December 31, 2016). Messrs. Strelow and Bourgette are Vice Presidents of CRM and have been employees of the Eaton Vance organization for more than five years. They each currently manage other funds and portfolios.

June 21, 2019	32497 6.21.19

CALVERT CONSERVATIVE ALLOCATION FUND
CALVERT MODERATE ALLOCATION FUND
CALVERT AGGRESSIVE ALLOCATION FUND
Supplement to Statement of Additional Information dated February 1, 2019

The following changes are effective June 24, 2019:

The following replaces the tables under “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of each Fund are listed below. The following table shows, as of the Funds’ most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Justin H. Bourgette, CFA(1)
Registered Investment Companies	6	$776.1	0	$0
Other Pooled Investment Vehicles	1	$21.3	0	$0
Other Accounts	11	$233.0	0	$0
Dan R. Strelow, CFA, CIPM(1)
Registered Investment Companies	5	$755.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	8	$0.7	0	$0
(1)	This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis. Certain of the “Other Accounts” managed by this portfolio manager invest in one or more registered investment companies in the Eaton Vance family of funds.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended September 30, 2018 and in the Calvert family of funds as of December 31, 2018.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Calvert Family of Funds
Calvert Conservative Allocation Fund
Justin H. Bourgette, CFA	None	$50,001 - $100,000
Dan R. Strelow, CFA, CIPM	$100,000 - $500,000	$500,001 - $1,000,000
Calvert Moderate Allocation Fund
Justin H. Bourgette, CFA	None	$50,001 - $100,000
Dan R. Strelow, CFA, CIPM	None	$500,001 - $1,000,000
Calvert Aggressive Allocation Fund
Justin H. Bourgette, CFA	$50,001 - $100,000	$50,001 - $100,000
Dan R. Strelow, CFA, CIPM	None	$500,001 - $1,000,000

June 21, 2019